UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6349

Name of Fund: Merrill Lynch Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/03

Date of reporting period: 12/01/02 - 05/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
May 31, 2003

Merrill Lynch
Latin America
Fund, Inc.

www.mlim.ml.com

                     MERRILL LYNCH LATIN AMERICA FUND, INC.

Asset Allocation
As a Percentage* of
Net Assets as of
May 31, 2003

A map illustrating the following percentages:

Mexico                                                                     41.9%
Venezuela                                                                   0.5%
Colombia                                                                    0.2%
Peru                                                                        1.8%
Brazil                                                                     45.4%
Argentina                                                                   2.6%
Chile                                                                       6.1%

*     Total may not equal 100%.

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Performance Review

For the six-month period ended May 31, 2003, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class I Shares were +21.63%, +21.13%, +21.15% and +21.80%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's benchmark index, the unmanaged Morgan Stanley Capital International Emerging Markets (MSCI EM) Latin America Free Index, returned +23.95% for the same period, while its peer group of Lipper Latin American funds posted an average return of +21.22%.

Over the course of the last six months, the Fund benefited from favorable stock selection in Mexico, Argentina and Peru. It was penalized by its underweight position in Chile and by stock selection in Brazil, where we were focused on defensive names early in the year and exposed to small cap stocks, which have tended to underperform during market rallies.

The period was marked by strong performance for virtually all Latin American equity markets. Looking at the performance of each country in the MSCI EM Latin America Free Index, Argentina was the top performer with a return of +52.33%. It was followed by Venezuela with +45.48%, Brazil with +43.42%, Chile with +28.62%, Colombia with +25.22%, Peru with +24.25% and Mexico at the bottom with a return of +6.37%. Most markets in the region performed well as investors searched for yield, which resulted in a narrowing of country bond spreads relative to U.S. Treasury issues and strengthening currencies, all of which helped to drive equity markets higher.

Portfolio Matters

Brazil remained our largest country allocation throughout the period. We closed the six months with an overweight position in Brazil of approximately 400 basis points (4%) relative to the benchmark. A new Brazilian government appears to have been well received by investors. We remain encouraged by the orthodox policies adopted by the new government and the positive impact that such policies should have on fiscal accounts in the long run. During the period, we changed our focus from exporters/dollar-earners to companies with a domestic concentration, as well as companies that might benefit from Brazil's strengthening currency. These included brewer Companhia de Bebidas das Americas (AmBev), steel producers Usinas Siderurgicas de Minas Gerais SA (Usiminas) and Gerdau SA, and wireline telecommunications operators Tele Norte Leste Participacoes SA (Telemar) and Brasil Telecom SA.

Another focal point in the portfolio was Mexico, where we had an overweight position of approximately 100 basis points at the close of the period. Mexico's economic activity remains closely tied to the performance of the U.S. market. Low interest rates, along with an expected pickup in global economic activity, prompted us to increase our weighting of the Mexican market. While we had been at a neutral position in Mexico for most of the past year, we increased our overweight position in the homebuilding sector and added to our weighting in leading retailer Wal-Mart de Mexico, SA de CV (Walmex) late in the period. In May, we also increased our positions in both Telefonos de Mexico SA (Telmex) and Cemex, SA de CV to bring them closer to a neutral position given their attractive valuations and a forecast of better performance for Mexican equities in the coming quarters.

In Chile, we believe the strong performance seen year-to-date has been overdone. Chile remained the most expensive market in the region by far, with virtually all of its growth tied to increased Chinese demand for natural resources. Argentina and Venezuela showed the strongest performance during the period, but both offered an uninviting combination of macro difficulties and few investable companies. The rest of the Andean region also suffered from low liquidity, making it an uninteresting area for investment.

Investment Outlook

We expect Latin American markets to continue to move higher for the remainder of the Fund's fiscal year. In Brazil, President Luiz Inacio Lula da Silva's government continues to advance with needed reforms -- including changes to social security and fiscal and bankruptcy policies -- that should lead to improved economic conditions in the future. In addition, the recent strengthening of the real, the Brazilian currency, coupled with falling inflation rates should allow the Brazilian central bank to enter an easing cycle beginning in June or July. If this were to occur, the resulting lower interest rates could translate into improving economic trends.

Although Mexico significantly underperformed the rest of the region during the six-month period, we believe it should benefit from an anticipated rise in global economic activity. Congressional elections in July could clear the way for Mexico to begin implementing some needed reforms as well.

We do not expect to significantly change our positioning in the remaining Latin American countries because of a combination of low liquidity, unattractive valuations and/or a lack of short-term country-specific catalysts. While we expect to see volatility throughout Latin American markets, we believe there are real investment opportunities to be had. With that in mind, we will continue to seek to achieve desirable performance results relative to our benchmark and our peers over the long term through strict adherence to our disciplined, value-oriented approach to stock selection.

In Conclusion

We thank you for your investment in Merrill Lynch Latin America Fund, Inc., and we look forward to updating you again in our annual report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Josephine Ragni

Josephine Ragni
Vice President and Portfolio Manager


/s/ William M. Landers

William M. Landers
Vice President and Portfolio Manager

June 12, 2003


                                     2 & 3

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors, as detailed in the Fund's prospectus.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                      Ten-Year/
                                                       6-Month         12-Month    Since Inception
As of May 31, 2003                                   Total Return    Total Return   Total Return
==================================================================================================
ML Latin America Fund, Inc. Class A Shares*             +21.63%         - 7.03%         +33.58%
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class B Shares*             +21.13          - 7.81          +23.30
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class C Shares*             +21.15          - 7.81          -28.09
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class I Shares*             +21.80          - 6.81          -21.27
--------------------------------------------------------------------------------------------------
MSCI EM Latin America Free Index**                      +23.95          - 4.47       +71.52/- 6.58
==================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception returns are ten years for Class A & Class B Shares and 10/21/94 for Class C & Class I Shares.
** This unmanaged market capitalization-weighted Index by Morgan Stanley Capital International is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Argentina, Brazil, Chile and Mexico which are freely purchasable by foreign investors. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Average Annual
Total Return

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 5/31/03                             - 7.03%           - 11.91%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                           - 0.72            -  1.78
--------------------------------------------------------------------------------
Ten Years Ended 5/31/03                            + 2.94            +  2.38
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 5/31/03                                - 7.81%           - 11.49%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                              - 1.53            -  1.91
--------------------------------------------------------------------------------
Ten Years Ended 5/31/03                               + 2.12            +  2.12
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                        % Return      % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 5/31/03                                    - 7.81%        - 8.73%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                                  - 1.52         - 1.52
--------------------------------------------------------------------------------
Inception (10/21/94) through 5/31/03                      - 3.76         - 3.76
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 5/31/03                              - 6.81%         - 11.70%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                            - 0.48          -  1.55
--------------------------------------------------------------------------------
Inception (10/21/94) through 5/31/03                - 2.74          -  3.35
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

CONSOLIDATED SCHEDULE OF INVESTMENTS                           (in U.S. dollars)

                                           Shares                                                                        Percent of
COUNTRY        Industry++                   Held                        Common Stocks                            Value   Net Assets
===================================================================================================================================
Argentina      Apparel, Accessories &      347,622  +Grimoldi SA 'B'                                          $  194,134        0.2%
               Luxury Goods
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities          379,500  +Central Costanera SA 'B'                                    406,654        0.5
               --------------------------------------------------------------------------------------------------------------------
               Oil                          29,903  +Tenaris SA (ADR)*                                           696,740        0.8
               --------------------------------------------------------------------------------------------------------------------
               Real Estate                  34,317  +IRSA Inversiones y Representaciones SA 'B'                   30,185        0.0
               Management &                 52,576  +IRSA Inversiones y Representaciones SA (GDR)**              463,195        0.5
               Development                                                                                    ----------       ----
                                                                                                                 493,380        0.5
               --------------------------------------------------------------------------------------------------------------------
               Steel                       182,100  +Siderar S.A.I.C. 'A'                                        540,262        0.6
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Argentina                          2,331,170        2.6
===================================================================================================================================
Brazil         Apparel, Accessories &    6,872,866   Companhia de Tecidos Norte de Minas--Coteminas              470,157        0.5
               Luxury Goods             12,284,085  +Empresa Nasional de Comercio SA                              12,833        0.0
                                                                                                              ----------       ----
                                                                                                                 482,990        0.5
               --------------------------------------------------------------------------------------------------------------------
               Banks                       127,600   Uniao de Bancos Brasileiros SA (Unibanco) (ADR)*          2,266,176        2.5
               --------------------------------------------------------------------------------------------------------------------
               Beverages & Tobacco         209,600   Companhia de Bebidas das Americas (ADR)*                  4,192,000        4.7
               --------------------------------------------------------------------------------------------------------------------
               Commercial Banks             75,697   Banco Itau Holding Financeira SA (ADR)*                   2,603,977        2.9
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities          147,007   Companhia Energetica de Minas Gerais SA--CEMIG (ADR)*     1,499,471        1.6
                                           125,100  +Companhia Paranaense de Energia--Copel (ADR)*               415,244        0.5
                                            36,995  +Espirito Santo Centrais Eletricas SA--Escelsa               411,402        0.5
                                                                                                              ----------       ----
                                                                                                               2,326,117        2.6
               --------------------------------------------------------------------------------------------------------------------
               Industrial Materials        465,830   Marcopolo SA                                                613,781        0.7
               --------------------------------------------------------------------------------------------------------------------
               Integrated                   46,400   Brasil Telecom Participacoes SA (ADR)*                    1,729,792        1.9
               Telecommunication         2,717,732   Brasil Telecom SA                                            11,631        0.0
               Services                385,853,873   Brasil Telecom SA                                         1,683,845        1.9
                                           228,142   Tele Norte Leste Participacoes SA (ADR)*                  2,730,860        3.1
                                                                                                              ----------       ----
                                                                                                               6,156,128        6.9
               --------------------------------------------------------------------------------------------------------------------
               Machinery                 1,744,651   Weg SA                                                    1,869,584        2.1
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining              46,600   Companhia Siderurgica Nacional (ADR)*                       887,730        1.0
                                           206,617   Companhia Vale do Rio Doce (ADR)*                         5,789,408        6.4
                                            26,390   Gerdau SA (ADR)*                                            267,859        0.3
                                                                                                              ----------       ----
                                                                                                               6,944,997        7.7
               --------------------------------------------------------------------------------------------------------------------
               Oil & Gas                   293,300   Petroleo Brasileiro SA (ADR)*                             5,198,860        5.8
                                           221,211   Petroleo Brasileiro SA--Petrobras (ADR)*                  4,236,191        4.7
                                                                                                              ----------       ----
                                                                                                               9,435,051       10.5
               --------------------------------------------------------------------------------------------------------------------
               Paper Products               17,900   Aracruz Celulose SA (ADR)*                                  355,852        0.4
                                            28,901   Votorantim Celulose e Papel SA (ADR)*                       547,674        0.6
                                                                                                              ----------       ----
                                                                                                                 903,526        1.0
               --------------------------------------------------------------------------------------------------------------------
               Specialty Retailing          88,466   Globex Utilidades SA                                        199,738        0.2
                                            64,924  +Globex Utilidades SA (Receipts)                             109,392        0.1
                                                                                                              ----------       ----
                                                                                                                 309,130        0.3
               --------------------------------------------------------------------------------------------------------------------
               Specialty Stores             18,300   Companhia Brasileira de Distribuicao Grupo Pao de
                                                     Acucar (ADR)*                                               277,245        0.3
               --------------------------------------------------------------------------------------------------------------------
               Steel                       277,957   Usinas Siderurgicas de Minas Gerais SA 'A'                1,020,034        1.1
               --------------------------------------------------------------------------------------------------------------------
               Wireless                139,492,927   Tele Celular Sul Participacoes SA                           109,526        0.1
               Telecommunication       107,603,246   Tele Centro Oeste Celular Participacoes SA                  513,087        0.6
               Services                     81,000   Tele Centro Oeste Celular Participacoes SA (ADR)*           484,380        0.6
                                       102,796,031  +Tele Leste Celular Participacoes SA                          20,092        0.0
                                       114,664,708   Tele Nordeste Celular Participacoes SA                       94,668        0.1
                                        72,760,206   Telemig Celular Participacoes SA                            102,980        0.1
                                         6,090,475   Telemig Celular SA                                           86,200        0.1
                                           631,740   Telemig Celular SA 'C'                                        7,025        0.0
                                                                                                              ----------       ----
                                                                                                               1,417,958        1.6
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Brazil                            40,818,694       45.4
===================================================================================================================================
Chile          Beverages                    30,400   Embotelladora Andina SA 'B' (ADR)*                          252,320        0.3
               --------------------------------------------------------------------------------------------------------------------
               Commercial Banks             20,081   Banco Santander Chile SA (ADR)*                             438,368        0.5
               --------------------------------------------------------------------------------------------------------------------
               Distillers & Vintners        15,200   Compania Cervecerias Unidas SA (ADR)*                       252,928        0.3
                                             3,465   Vina Concha Y Toro SA (ADR)*                                148,822        0.1
                                                                                                              ----------       ----
                                                                                                                 401,750        0.4
               --------------------------------------------------------------------------------------------------------------------
               Diversified Financial        34,015   Genesis Chile Fund                                        1,163,313        1.3
               Services
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities          108,905  +Empresa Nacional de Electricidad SA (Endesa) (ADR)*       1,001,926        1.1
               --------------------------------------------------------------------------------------------------------------------
               Integrated                  192,532  +Compania de Telecomunicaciones de Chile SA (ADR)*         2,252,624        2.5
               Telecommunication
               Services
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Chile                              5,510,301        6.1
===================================================================================================================================
Colombia       Diversified Financial       331,243  +Valores Bavaria SA                                           15,651        0.0
               Services
               --------------------------------------------------------------------------------------------------------------------
               General Merchandise         120,375   Almacenes Exito SA                                          143,248        0.2
               Stores
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Colombia                             158,899        0.2
===================================================================================================================================
Mexico         Airport Services             21,300   Grupo Aeroportuario del Sureste, SA de CV (ADR)*            291,384        0.3
               --------------------------------------------------------------------------------------------------------------------
               Banks                        16,316  +Banco Latinoamericano de Exportaciones, SA 'E'              126,123        0.1
               --------------------------------------------------------------------------------------------------------------------
               Beverages                    68,825  +Coca-Cola Femsa SA (ADR)*                                 1,543,057        1.7
                                            51,987   Fomento Economico Mexicano, SA de CV (ADR)*               2,074,281        2.3
                                           381,300   Grupo Modelo, SA de CV 'C'                                  859,299        1.0
                                                                                                              ----------       ----
                                                                                                               4,476,637        5.0
               --------------------------------------------------------------------------------------------------------------------
               Broadcasting & Cable TV     102,975  +Grupo Televisa SA (ADR)*                                  3,176,779        3.5
                                            57,000   TV Azteca, SA de CV (ADR)*                                  314,469        0.4
                                                                                                              ----------       ----
                                                                                                               3,491,248        3.9
               --------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)               (in U.S. dollars)

                                           Shares                                                                        Percent of
COUNTRY        Industry++                   Held                     Common Stocks                               Value   Net Assets
===================================================================================================================================
Mexico         Building                    340,000  +Corporacion GEO, SA de CV 'B'                            $  986,556        1.1%
(concluded)    --------------------------------------------------------------------------------------------------------------------
               Commercial Banks          3,110,275  +Grupo Financiero BBVA Bancomer, SA de CV 'B'              2,704,456        3.0
                                           309,900   Grupo Financiero Banorte, SA de CV 'O'                      899,516        1.0
                                                                                                              ----------       ----
                                                                                                               3,603,972        4.0
               --------------------------------------------------------------------------------------------------------------------
               Construction Materials      176,284   Cemex, SA de CV (ADR)*                                    3,909,979        4.4
               --------------------------------------------------------------------------------------------------------------------
               General Merchandise       1,982,322   Wal-Mart de Mexico, SA de CV 'C'                          5,061,737        5.6
               Stores
               --------------------------------------------------------------------------------------------------------------------
               Household Products          231,366   Kimberly-Clark de Mexico, SA de CV 'A'                      581,380        0.6
               --------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates    428,500   Alfa, SA 'A'                                                741,866        0.8
               --------------------------------------------------------------------------------------------------------------------
               Industrials                  22,230   Grupo IMSA, SA de CV (ADR)*                                 280,098        0.3
               --------------------------------------------------------------------------------------------------------------------
               Integrated                  262,393   Telefonos de Mexico SA (ADR)*                             7,950,508        8.8
               Telecommunication
               Services
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining              35,000   Industrias Penoles SA                                        62,627        0.1
               --------------------------------------------------------------------------------------------------------------------
               Real Estate                 226,400  +Consorcio ARA, SA de CV                                     431,384        0.5
               Management &
               Development
               --------------------------------------------------------------------------------------------------------------------
               Wireless                    314,409   America Movil, SA de CV 'L' (ADR)*                        5,741,108        6.4
               Telecommunication
               Services
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Mexico                            37,736,607       41.9
===================================================================================================================================
Peru           Metals & Mining              44,607   Compania de Minas Buenaventura SA (ADR)*                  1,313,676        1.5
               --------------------------------------------------------------------------------------------------------------------
               Packaged Foods &          1,543,169  +Alicorp SA                                                  282,531        0.3
               Meals
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Peru                               1,596,207        1.8
===================================================================================================================================
Venezuela      Construction Materials      643,105  +Sudamtex de Venezuela (ADR)* (c)(d)                               6        0.0
               --------------------------------------------------------------------------------------------------------------------
               Integrated                   35,234   Compania Anonima Nacional Telefonos de Venezuela
               Telecommunication                     (CANTV) (ADR)*                                              448,529        0.5
               Services
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining              27,350  +International Briquettes Holding, Inc.                            0        0.0
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks in Venezuela                            448,535        0.5
===================================================================================================================================
                                                     Total Investments in Common Stocks (Cost--$99,045,371)   88,600,413       98.5
===================================================================================================================================
                                                                  Warrants (a)
===================================================================================================================================
               Construction Materials        5,800   Cemex, SA de CV                                               1,683        0.0
                                            13,298   Cemex, SA de CV (ADR)*                                       15,958        0.0
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Warrants (Cost--$30,480)                17,641        0.0
===================================================================================================================================
                                             Face
                                            Amount           Fixed Income Securities
===================================================================================================================================
               Metals & Mining       BRL 1,099,391   Companhia Vale do Rio Doce, 0% due 12/31/2049 (b)                 0        0.0
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Fixed Income Securities (Cost--$0)           0        0.0
===================================================================================================================================
                                         Shares Held/
                                      Beneficial Interest     Short-Term Securities
===================================================================================================================================
                                     US$   592,994   Merrill Lynch Liquidity Series, LLC Money Market
                                                     Series (e)(f)                                               592,994        0.7
                                           319,306   Merrill Lynch Premier Institutional Fund (e)(f)             319,306        0.3
               --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Short-Term Securities
                                                     (Cost--$912,300)                                            912,300        1.0
===================================================================================================================================
               Total Investments (Cost--$99,988,151)                                                          89,530,354       99.5

               Other Assets Less Liabilities                                                                     423,061        0.5
                                                                                                             -----------      -----
               Net Assets                                                                                    $89,953,415      100.0%
                                                                                                             ===========      =====
===================================================================================================================================

+     Non-income producing security.
++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*     American Depositary Receipts (ADR).
**    Global Depositary Receipts (GDR).
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b) Received through a bonus issue from Companhia Vale do Rio Doce. As of May 31, 2003, the bonds have not commenced trading and the coupon rate has not been determined.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2 (a)(3) of the Investment Company Act of 1940) are as follows:
--------------------------------------------------------------------------------
                          Net Share    Purchase    Sales    Realized    Dividend
Affiliate                 Activity       Cost       Cost      Gain       Income
--------------------------------------------------------------------------------
Sudamtex
de Venezuela (ADR)           --           --         --        --          +
--------------------------------------------------------------------------------
+     Non-income producing security.
(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
--------------------------------------------------------------------------------
                                                                       Dividend/
                                                          Net           Interest
Affiliate                                               Activity        Income
--------------------------------------------------------------------------------
Merrill Lynch Liquidity Series,
LLC Money Market Series                                  $592,994       $    683
Merrill Lynch Premier Institutional Fund                  319,306       $    249
--------------------------------------------------------------------------------
(f)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Consolidated Financial Statements.


                                     8 & 9

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

               As of May 31, 2003
============================================================================================================================
Assets:        Investments, at value (including securities loaned of $859,280)
               (identified cost--$99,988,151) .............................................                    $  89,530,354
               Foreign cash (cost--$557,323) ..............................................                          519,244
               Receivables:
                 Securities sold ..........................................................    $    846,399
                 Dividends ................................................................         636,069
                 Capital shares sold ......................................................         171,034
                 Securities lending--net ..................................................             653
                 Interest .................................................................             553        1,654,708
                                                                                               ------------
               Prepaid expenses ...........................................................                           29,406
                                                                                                               -------------
               Total assets ...............................................................                       91,733,712
                                                                                                               -------------
============================================================================================================================
Liabilities:   Collateral on securities loaned, at value ..................................                          912,300
               Payables:
                 Securities purchased .....................................................         440,872
                 Custodian bank ...........................................................         169,718
                 Capital shares redeemed ..................................................          88,606
                 Other affiliates .........................................................          73,534
                 Investment adviser .......................................................          68,836
                 Distributor ..............................................................          25,881          867,447
                                                                                               ------------
               Accrued expenses ...........................................................                              550
                                                                                                               -------------
               Total liabilities ..........................................................                        1,780,297
                                                                                                               -------------
============================================================================================================================
Net Assets:    Net assets .................................................................                    $  89,953,415
                                                                                                               =============
============================================================================================================================
Net Assets     Class A Common Stock, $.10 par value, 100,000,000 shares authorized ........                    $     411,082
Consist of:    Class B Common Stock, $.10 par value, 100,000,000 shares authorized ........                          129,319
               Class C Common Stock, $.10 par value, 100,000,000 shares authorized ........                           28,719
               Class I Common Stock, $.10 par value, 100,000,000 shares authorized ........                          166,967
               Paid-in capital in excess of par ...........................................                      284,084,159
               Accumulated distributions in excess of investment income--net ..............    $   (102,001)
               Accumulated realized capital losses on investments and foreign
               currency transactions--net .................................................    (184,277,556)
               Unrealized depreciation on investments and foreign currency
               transactions--net ..........................................................     (10,487,274)
                                                                                               ------------
               Total accumulated losses--net ..............................................                     (194,866,831)
                                                                                                               -------------
               Net assets .................................................................                    $  89,953,415
                                                                                                               =============
============================================================================================================================
Net Asset      Class A--Based on net assets of $50,604,998 and 4,110,819 shares outstanding                    $       12.31
Value:                                                                                                         =============
               Class B--Based on net assets of $15,272,879 and 1,293,188 shares outstanding                    $       11.81
                                                                                                               =============
               Class C--Based on net assets of $3,388,509 and 287,186 shares outstanding ..                    $       11.80
                                                                                                               =============
               Class I--Based on net assets of $20,687,029 and 1,669,666 shares outstanding                    $       12.39
                                                                                                               =============
============================================================================================================================

      See Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF OPERATIONS

                         For the Six Months Ended May 31, 2003
==============================================================================================================
Investment Income:       Dividends (net of $141,263 foreign withholding tax) .                     $ 1,782,583
                         Interest ............................................                           1,784
                         Securities lending--net .............................                           1,169
                                                                                                   -----------
                         Total income ........................................                       1,785,536
                                                                                                   -----------
==============================================================================================================
Expenses:                Investment advisory fees ............................    $    401,678
                         Account maintenance and distribution fees--Class B ..          80,222
                         Transfer agent fees--Class A ........................          77,074
                         Account maintenance fees--Class A ...................          54,520
                         Custodian fees ......................................          50,753
                         Accounting services .................................          39,861
                         Transfer agent fees--Class B ........................          33,946
                         Transfer agent fees--Class I ........................          31,139
                         Professional fees ...................................          30,770
                         Directors' fees and expenses ........................          28,564
                         Printing and shareholder reports ....................          24,977
                         Registration fees ...................................          22,408
                         Account maintenance and distribution fees--Class C ..          15,235
                         Transfer agent fees--Class C ........................           6,434
                         Pricing fees ........................................           1,185
                         Other ...............................................          33,224
                                                                                  ------------
                         Total expenses ......................................                         931,990
                                                                                                   -----------
                         Investment income--net ..............................                         853,546
                                                                                                   -----------
==============================================================================================================
Realized &               Realized loss from:
Unrealized                 Investments--net ..................................     (10,391,916)
Gain (Loss) on             Foreign currency transactions--net ................         (23,371)    (10,415,287)
Investments &                                                                     ------------
Foreign Currency         Change in unrealized depreciation on:
Transactions--Net:         Investments--net ..................................      25,598,807
                           Foreign currency transactions--net ................          41,709      25,640,516
                                                                                  ------------     -----------
                         Total realized and unrealized gain on investments and
                         foreign currency transactions--net ..................                      15,225,229
                                                                                                   -----------
                         Net Increase in Net Assets Resulting from Operations                       16,078,775
                                                                                                   ===========
==============================================================================================================

      See Notes to Consolidated Financial Statements.


                                    10 & 11

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Six         For the
                                                                                            Months Ended       Year Ended
                                                                                               May 31,        November 30,
                    Increase (Decrease) in Net Assets:                                          2003              2002
==========================================================================================================================
Operations:         Investment income--net ............................................    $     853,546     $   1,226,171
                    Realized loss on investments and foreign currency transactions--net      (10,415,287)      (21,956,352)
                    Change in unrealized depreciation on investments and foreign
                    currency transactions--net ........................................       25,640,516         9,824,896
                                                                                           -------------     -------------
                    Net increase (decrease) in net assets resulting from operations ...       16,078,775       (10,905,285)
                                                                                           -------------     -------------
==========================================================================================================================
Dividends to        Investment income--net:
Shareholders:         Class A .........................................................         (124,592)               --
                      Class I .........................................................          (97,673)          (61,439)
                                                                                           -------------     -------------
                    Net decrease in net assets resulting from dividends to shareholders         (222,265)          (61,439)
                                                                                           -------------     -------------
==========================================================================================================================
Capital Share       Net decrease in net assets derived from capital share transactions        (6,326,372)      (24,661,855)
Transactions:                                                                              -------------     -------------
==========================================================================================================================
Net Assets:         Total increase (decrease) in net assets ...........................        9,530,138       (35,628,579)
                    Beginning of period ...............................................       80,423,277       116,051,856
                                                                                           -------------     -------------
                    End of the period* ................................................    $  89,953,415     $  80,423,277
                                                                                           =============     =============
==========================================================================================================================
                  * Accumulated distributions in excess of investment
                    income--net/Accumulated investment loss--net ......................    $    (102,001)    $    (733,282)
                                                                                           =============     =============
==========================================================================================================================

      See Notes to Consolidated Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

                                                                                                    Class A++
                   The following per share data and ratios have been       -------------------------------------------------------
                   derived from information provided in the financial      For the Six
                   statements.                                             Months Ended      For the Year Ended November 30,
                                                                             May 31,   -------------------------------------------
                   Increase (Decrease) in Net Asset Value:                   2003        2002        2001        2000       1999
==================================================================================================================================
Per Share          Net asset value, beginning of period .................  $  10.15    $  11.56    $  13.00    $  12.83   $  10.53
Operating                                                                  --------    --------    --------    --------   --------
Performance:       Investment income--net+ ..............................       .12         .16         .09         .03        .18
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions--net ...................      2.07       (1.57)      (1.53)        .34       2.62
                                                                           --------    --------    --------    --------   --------
                   Total from investment operations .....................      2.19       (1.41)      (1.44)        .37       2.80
                                                                           --------    --------    --------    --------   --------
                   Less dividends:
                     Investment income--net .............................      (.03)         --          --        (.16)      (.50)
                     In excess of investment income--net ................        --          --          --        (.04)        --
                                                                           --------    --------    --------    --------   --------
                   Total dividends ......................................      (.03)         --          --        (.20)      (.50)
                                                                           --------    --------    --------    --------   --------
                   Net asset value, end of period .......................  $  12.31    $  10.15    $  11.56    $  13.00   $  12.83
                                                                           ========    ========    ========    ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ...................     21.63%@    (12.20%)    (11.08%)      2.71%     28.47%
Return:**                                                                  ========    ========    ========    ========   ========
==================================================================================================================================
Ratios to Average  Expenses .............................................      2.18%*      2.10%       1.98%       1.73%      2.04%
Net Assets:                                                                ========    ========    ========    ========   ========
                   Investment income--net ...............................      2.28%*      1.37%        .69%        .20%      1.73%
                                                                           ========    ========    ========    ========   ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .............  $ 50,605    $ 42,062    $ 39,508    $ 46,514   $ 47,691
Data:                                                                      ========    ========    ========    ========   ========
                   Portfolio turnover ...................................     25.82%      45.85%      43.74%      41.70%     29.91%
                                                                           ========    ========    ========    ========   ========
==================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


                                    12 & 13

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

                                                                                                  Class B
                   The following per share data and ratios have been    ---------------------------------------------------------
                   derived from information provided in the financial   For the Six
                   statements.                                          Months Ended      For the Year Ended November 30,
                                                                           May 31,   --------------------------------------------
                   Increase (Decrease) in Net Asset Value:                 2003        2002        2001        2000       1999
=================================================================================================================================
Per Share           Net asset value, beginning of period .............  $  9.75      $ 11.20     $ 12.69     $ 12.52     $  10.20
Operating                                                               -------      -------     -------     -------     --------
Performance:        Investment income (loss)--net+ ...................      .07          .07          --+++     (.07)         .10
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........     1.99        (1.52)      (1.49)        .32         2.56
                                                                        -------      -------     -------     -------     --------
                    Total from investment operations .................     2.06        (1.45)      (1.49)        .25         2.66
                                                                        -------      -------     -------     -------     --------
                    Less dividends:
                      Investment income--net .........................       --           --          --        (.06)        (.34)
                      In excess of investment income--net ............       --           --          --        (.02)          --
                                                                        -------      -------     -------     -------     --------
                    Total dividends ..................................       --           --          --        (.08)        (.34)
                                                                        -------      -------     -------     -------     --------
                    Net asset value, end of period ...................  $ 11.81      $  9.75     $ 11.20     $ 12.69     $  12.52
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Total Investment    Based on net asset value per share ...............    21.13%@     (12.95%)    (11.74%)      1.94%       27.32%
Return:**                                                               =======      =======     =======     =======     ========
=================================================================================================================================
Ratios to Average   Expenses .........................................     3.00%*       2.91%       2.78%       2.51%        2.87%
Net Assets:                                                             =======      =======     =======     =======     ========
                    Investment income (loss)--net ....................     1.37%*        .62%       (.04%)      (.44%)        .98%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........  $15,273      $18,259     $49,253     $87,317     $135,883
Data:                                                                   =======      =======     =======     =======     ========
                    Portfolio turnover ...............................    25.82%       45.85%      43.74%      41.70%       29.91%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
                                                                                                 Class C
                   The following per share data and ratios have been    ---------------------------------------------------------
                   derived from information provided in the financial   For the Six
                   statements.                                          Months Ended      For the Year Ended November 30,
                                                                           May 31,   --------------------------------------------
                   Increase (Decrease) in Net Asset Value:                 2003        2002        2001        2000       1999
=================================================================================================================================
Per Share           Net asset value, beginning of period .............  $  9.74      $ 11.19     $ 12.68     $ 12.53     $  10.18
Operating                                                               -------      -------     -------     -------     --------
Performance:        Investment income (loss)--net+ ...................      .07          .07        (.01)       (.07)         .09
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........     1.99        (1.52)      (1.48)        .32         2.58
                                                                        -------      -------     -------     -------     --------
                    Total from investment operations .................     2.06        (1.45)      (1.49)        .25         2.67
                                                                        -------      -------     -------     -------     --------
                    Less dividends:
                      Investment income--net .........................       --           --          --        (.08)        (.32)
                      In excess of investment income--net ............       --           --          --        (.02)          --
                                                                        -------      -------     -------     -------     --------
                    Total dividends ..................................       --           --          --        (.10)        (.32)
                                                                        -------      -------     -------     -------     --------
                    Net asset value, end of period ...................  $ 11.80      $  9.74     $ 11.19     $ 12.68     $  12.53
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Total Investment    Based on net asset value per share ...............    21.15%@     (12.96%)    (11.75%)      1.90%       27.42%
Return:**                                                               =======      =======     =======     =======     ========
=================================================================================================================================
Ratios to Average   Expenses .........................................     3.00%*       2.91%       2.78%       2.51%        2.85%
Net Assets:                                                             =======      =======     =======     =======     ========
                    Investment income (loss)--net ....................     1.43%*        .59%       (.06%)      (.48%)        .89%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........  $ 3,388      $ 3,084     $ 4,538     $ 7,000     $ 10,638
Data:                                                                   =======      =======     =======     =======     ========
                    Portfolio turnover ...............................    25.82%       45.85%      43.74%      41.70%       29.91%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
                                                                                                 Class I++
                   The following per share data and ratios have been    ---------------------------------------------------------
                   derived from information provided in the financial   For the Six
                   statements.                                          Months Ended      For the Year Ended November 30,
                                                                           May 31,   --------------------------------------------
                   Increase (Decrease) in Net Asset Value:                 2003        2002        2001        2000       1999
=================================================================================================================================
Per Share           Net asset value, beginning of period .............  $ 10.23      $ 11.66     $ 13.08     $ 12.89     $  10.61
Operating                                                               -------      -------     -------     -------     --------
Performance:        Investment income--net+ ..........................      .14          .19         .13         .07          .20
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........     2.08        (1.59)      (1.55)        .35         2.63
                                                                        -------      -------     -------     -------     --------
                    Total from investment operations .................     2.22        (1.40)      (1.42)        .42         2.83
                                                                        -------      -------     -------     -------     --------
                    Less dividends:
                      Investment income--net .........................     (.06)        (.03)         --        (.18)        (.55)
                      In excess of investment income--net ............       --           --          --        (.05)          --
                                                                        -------      -------     -------     -------     --------
                    Total dividends ..................................     (.06)        (.03)         --        (.23)        (.55)
                                                                        -------      -------     -------     -------     --------
                    Net asset value, end of period ...................  $ 12.39      $ 10.23     $ 11.66     $ 13.08     $  12.89
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Total Investment    Based on net asset value per share ...............    21.80%@     (12.04%)    (10.86%)      3.04%       28.74%
Return:**                                                               =======      =======     =======     =======     ========
=================================================================================================================================
Ratios to Average   Expenses .........................................     1.93%*       1.85%       1.73%       1.48%        1.77%
Net Assets:                                                             =======      =======     =======     =======     ========
                    Investment income--net ...........................     2.54%*       1.63%        .97%        .48%        1.84%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........  $20,687      $17,018     $22,753     $30,466     $ 32,023
Data:                                                                   =======      =======     =======     =======     ========
                    Portfolio turnover ...............................    25.82%       45.85%      43.74%      41.70%       29.91%
                                                                        =======      =======     =======     =======     ========
=================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+++   Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


                                    14 & 15

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Latin America Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transac-tion is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                                    16 & 17

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Basis of consolidation -- The accompanying consolidated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly-owned subsidiary, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.

(j) Custodian bank -- The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account       Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................              .25%              --
Class B ................................              .25%             .75%
Class C ................................              .25%             .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD             MLPF&S
--------------------------------------------------------------------------------
Class A ................................                $111              $387
--------------------------------------------------------------------------------

For the six months ended May 31, 2003, MLPF&S received contingent deferred sales charges of $7,875 and $169 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended May 31, 2003, MLIM, LLC received $510 in securities lending agent fees.

In addition, MLPF&S received $8,574 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2003, the Fund reimbursed MLIM $821 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2003 were $20,514,181 and $26,232,821, respectively.

Net realized losses for the six months ended May 31, 2003 and net unrealized losses as of May 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                   Losses              Losses
--------------------------------------------------------------------------------
Long-term investments ..................       $(10,391,916)       $(10,457,797)
Foreign currency transactions ..........            (23,371)            (29,477)
                                               ------------        ------------
Total ..................................       $(10,415,287)       $(10,487,274)
                                               ============        ============
--------------------------------------------------------------------------------


                                    18 & 19

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

As of May 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $13,335,165, of which $12,695,297 related to appreciated securities and $26,030,462 related to depreciated securities. At May 31, 2003, the aggregate cost of investments for Federal income tax purposes was $102,865,519.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $6,326,372 and $24,661,855 for the six months ended May 31, 2003 and the year ended November 30, 2002, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 2003+                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            26,238        $   296,319
Automatic conversion of shares ...........           352,621          3,775,282
Shares issued to shareholders in
reinvestment of dividends ................             9,844            102,183
                                                 -----------        -----------
Total issued .............................           388,703          4,173,784
Shares redeemed ..........................          (420,377)        (4,442,470)
                                                 -----------        -----------
Net decrease .............................           (31,674)       $  (268,686)
                                                 ===========        ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 2002+                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             90,392        $  1,226,845
Automatic conversion of shares .........          1,673,634          20,124,673
                                               ------------        ------------
Total issued ...........................          1,764,026          21,351,518
Shares redeemed ........................         (1,038,127)        (12,330,010)
                                               ------------        ------------
Net increase ...........................            725,899        $  9,021,508
                                               ============        ============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended May 31, 2003                                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             66,667         $   762,079
Automatic conversion of shares .........           (366,922)         (3,775,282)
Shares redeemed ........................           (278,760)         (2,908,041)
                                                -----------         -----------
Net decrease ...........................           (579,015)        $(5,921,244)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended November 30, 2002                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             45,566        $    541,833
Automatic conversion of shares .........         (1,733,997)        (20,124,673)
Shares redeemed ........................           (837,966)         (9,820,192)
                                               ------------        ------------
Net decrease ...........................         (2,526,397)       $(29,403,032)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                       Dollar
Ended May 31, 2003                                Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................                3,921             $  42,266
Shares redeemed ....................              (33,215)             (335,246)
                                                ---------             ---------
Net decrease .......................              (29,294)            $(292,980)
                                                =========             =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 2002                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................                14,184            $   169,142
Shares redeemed ..................              (103,336)            (1,180,869)
                                             -----------            -----------
Net decrease .....................               (89,152)           $(1,011,727)
                                             ===========            ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended May 31, 2003+                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           246,330        $ 2,751,569
Shares issued to shareholders in
reinvestment of dividends ................             9,012             93,995
                                                 -----------        -----------
Total issued .............................           255,342          2,845,564
Shares redeemed ..........................          (248,507)        (2,689,026)
                                                 -----------        -----------
Net increase .............................             6,835        $   156,538
                                                 ===========        ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended November 30, 2002+                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           402,629        $ 5,146,138
Shares issued to shareholders in
reinvestment of dividends ................             4,764             58,841
                                                 -----------        -----------
Total issued .............................           407,393          5,204,979
Shares redeemed ..........................          (696,443)        (8,473,583)
                                                 -----------        -----------
Net decrease .............................          (289,050)       $(3,268,604)
                                                 ===========        ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended May 31, 2003.

6. Capital Loss Carryforward:

On November 30, 2002, the Fund had a net capital loss carryforward of $167,459,845, of which $53,474,080 expires in 2004, $52,461,806 expires in 2006,
$26,681,113 expires in 2007, $4,233,519 expires in 2009 and $30,609,327 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


                                    20 & 21

                            Merrill Lynch Latin America Fund, Inc., May 31, 2003

PORTFOLIO INFORMATION

As of May 31, 2003

                                                                      Percent of
Ten Largest Holdings (Equity Investments)                             Net Assets
Petroleo Brasileiro SA (ADR)* ...................................        10.5%
Telefonos de Mexico SA (ADR) ....................................         8.8
Companhia Vale do Rio Doce (ADR) ................................         6.4
America Movil, SA de CV 'L' (ADR) ...............................         6.4
Wal-Mart de Mexico, SA de CV 'C' ................................         5.6
Companhia de Bebidas das
  Americas (Preferred) (ADR) ....................................         4.7
Cemex, SA de CV (ADR) ...........................................         4.4
Grupo Televisa SA (ADR) .........................................         3.5
Tele Norte Leste Participacoes SA (ADR) .........................         3.0
Grupo Financiero BBVA Bancomer, SA de CV 'B' ....................         3.0

*     Includes combined holdings.

                                                                      Percent of
Five Largest Industries (Equity Investments)+                         Net Assets
Integrated Telecommunication Services .........................          18.7%
Oil & Gas .....................................................          10.5
Metals & Mining ...............................................           9.3
Wireless Telecommunication Services ...........................           8.0
Commercial Banks ..............................................           7.4

+ For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
William M. Landers, Vice President and Portfolio Manager
Josephine Ragni, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                    22 & 23

[LOGO] Merrill Lynch Investment Managers
--------------------------------------------------------------

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec. gov.

Merrill Lynch Latin America Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #16140--5/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state. N/A

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Latin America Fund, Inc.


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 23, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 23, 2003


        By: /s/ Donald C. Burke
            -------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Latin America Fund, Inc.

        Date: July 23, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.